LAND USE RIGHT, NET (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) a	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2020 CNY (¥) a
LAND USE RIGHT, NET
Land use right	$ 5,219,000		¥ 34,057,000			¥ 34,057,000
Less: accumulated amortization	(505,000)		(2,591,000)			(3,296,000)
Land use right, net	$ 4,714,000		31,466,000			¥ 30,761,000
Payments to Acquire Land Held-for-use					¥ 51,678,000
Area of Land | a	39,000					39,000
Land use right, term of contract					50 years
Amortization Expense for Land Use Right	$ 108,000	¥ 706,000	706,000	¥ 730,000
Land use right, pledged as collateral			¥ 31,466,000			¥ 30,761,000